Segment Reporting (Details) - Schedule of Segment Reporting Information, by Segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues
Total net revenues	¥ 3,198,389	$ 450,484	¥ 2,781,614	¥ 3,271,114
Operating costs and expenses
Total operating costs and expenses	(3,002,564)	(422,903)	(2,612,939)	(2,969,209)
Income (loss) from operations
Income from operations	195,825	27,581	168,675	301,905
Agency [Member]
Net revenues
Total net revenues	2,760,448	388,801	2,376,851	2,811,936
Operating costs and expenses
Total operating costs and expenses	(2,422,386)	(341,187)	(2,068,194)	(2,418,444)
Income (loss) from operations
Income from operations	338,062	47,614	308,657	393,492
Claims Adjusting [Member]
Net revenues
Total net revenues	437,941	61,683	404,763	459,178
Operating costs and expenses
Total operating costs and expenses	(418,589)	(58,958)	(416,619)	(442,349)
Income (loss) from operations
Income from operations	19,352	2,725	(11,856)	16,829
Other [Member]
Operating costs and expenses
Total operating costs and expenses	(161,589)	(22,758)	(128,126)	(108,416)
Income (loss) from operations
Income from operations	¥ (161,589)	$ (22,758)	¥ (128,126)	¥ (108,416)